SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of condensed balance sheets

Gross proceeds	$138,000,000
Less:
Ordinary shares issuance costs	(8,119,261)
Plus:
Accretion of carrying value to redemption value	9,499,261
Ordinary shares subject to possible redemption as of December 31, 2021	139,380,000
Plus:
Accretion of carrying value to redemption value	1,035,000
Ordinary shares subject to possible redemption as of March 31, 2022	$140,415,000

Gross proceeds	$138,000,000
Less:
Ordinary shares issuance costs	$(8,119,261)
Plus:
Accretion of carrying value to redemption value	$9,499,261
Ordinary shares subject to possible redemption	$139,380,000

Schedule of the calculation of basic and diluted net income per ordinary share

	For the	For the
	Three Months	Three Months
	Ended	Ended
	March 31,	March 31,
	2022	2021
	Ordinary	Ordinary
	Shares	Shares
Basic net (loss) income per ordinary share
Numerator:
Allocation of net (loss) income, as adjusted	$(806,222)	$1,328,853
Denominator:
Basic weighted average ordinary shares outstanding	17,250,000	15,508,333
Basic net (loss) income per ordinary share	$(0.05)	$0.09

		For the Period
		from February 21,
		2020 (Inception)
	Year Ended	Through
	December 31,	December 31,
	2021	2020
	Ordinary Shares	Ordinary Shares
Basic net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$783,438	$(6,276)
Denominator:
Basic weighted average ordinary shares outstanding	16,820,548	3,000,000
Basic net income (loss) per ordinary share	$0.05	$(0.00)

Diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$783,438	$(6,276)
Denominator:
Diluted weighted average ordinary shares outstanding	16,834,110	3,000,000
Diluted net income (loss) per ordinary share	$0.05	$(0.00)